CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, share issued (in shares)	317,102	178,758	5,201
Common stock, shares outstanding (in shares)	317,102	178,758	5,201
Undesignated preferred stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Series A preferred stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1	1	1
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	6,800	6,800	0
Preferred stock, shares issued (in shares)	6,300	6,300
Preferred stock, shares outstanding (in shares)	6,300	6,300	0